Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Schedule of Intangible Assets [Line Items]
Sub-total	$ 78	$ 111
Less: accumulated amortization	(7)	(25)
Intangible assets, net	71	86
Trading Rights [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	64	64
Trading Platform System [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	$ 14	$ 47